800 Westchester Avenue, Suite S-710

Rye Brook, New York 10573

August 31, 2017

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re: IndexIQ ETF Trust

   (File Nos. 333-152915 and 811-22227) (the “Registrant”)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1. The forms of Prospectuses of the Registrant and the Statements of Additional Information for IQ S&P High Yield Low Volatility Bond ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 115 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed with the Securities and Exchange Commission on August 28, 2017 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Matthew V. Curtin

Matthew V. Curtin

Secretary